Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	$ 84,335	$ 89,924
Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	1,357,539	818,084
Due within 1 year [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	5,465	5,137
Due within 1 year [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments
Due after 1 year but within 2 years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	8,773	8,248
Due after 1 year but within 2 years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments
Due after 2 year but within 3 years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	9,056	8,514
Due after 2 year but within 3 years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments
Due after 3 year but within 4 years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	9,348	8,788
Due after 3 year but within 4 years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments
Due after 4 year but within 5 years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	9,649	9,072
Due after 4 year but within 5 years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments
Due after 5 years [Member] | Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	42,044	50,165
Due after 5 years [Member] | Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of mortgage bond [Line Items]
Issued debt instruments	$ 1,357,539	$ 818,084